Results from financial transactions (Tables)	12 Months Ended
Dec. 31, 2024
Aegon Ltd. [member]
Statement [LineItems]
Summary of financial transactions results

	2024	2023
Net fair value change of derivatives	2	19

Net foreign currency gains and (losses)	-	1

Total	1	21